Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

March 5, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series RNC Genter Dividend Income Fund do not differ from that contained in Post-Effective Amendment No. 1138 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on February 24, 2021, with an effective date of March 1, 2021.

If you have any questions or require further information, do not hesitate to contact the Diane Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Carmen M. Castillo-Andino

Carmen M. Castillo-Andino

Investment Managers Series Trust